The Royce Fund

Supplement to the Investment, Service, and Institutional Class Shares
Prospectus Dated May 1, 2017

Royce Dividend Value Fund

Royce Global Financial Services Fund
Royce Total Return Fund

I.  Royce Dividend Value Fund

Effective as of the date hereof, the annual fund operating expense table and the expense example for Royce Dividend Value Fund are deleted in their entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Investment Class	Service Class	Institutional Class
Management fees	0.85%	0.85%	0.85%
Distribution (12b-1) fees	0.00%	0.25%	0.00%
Other expenses	0.23%	0.24%	2.27%
Total annual Fund operating expenses	1.08%	1.34%	3.12%
Fee waivers and/or expense reimbursements	0.00%	0.00%	-2.23%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.08%	1.34%	0.89%

The information above reflects the Fund’s amended contractual management fee rate as of May 1, 2016. Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Institutional Class’s net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 0.89% through April 30, 2018.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Institutional Class in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Investment Class	Service Class	Institutional Class
1 Year	$110	$136	$91
3 Years	$343	$425	$753
5 Years	$595	$734	$1,440
10 Years	$1,317	$1,613	$3,274

II.  Royce Global Financial Services Fund

Effective as of the date hereof, the annual fund operating expense table and the expense example for Royce Global Financial Services Fund are deleted in their entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Service Class	Institutional Class
Management fees	1.00%	1.00%
Distribution (12b-1) fees	0.25%	0.00%
Other expenses	0.42%	0.85%
Acquired Fund Fees and Expenses	0.11%	0.11%
Total annual Fund operating expenses	1.78%	1.96%
Fee waivers and/or expense reimbursements	-0.18%	-0.81%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.60%	1.15%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Service and Institutional Classes’ net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.49% and 1.04%, respectively, through April 30, 2018.

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because the highlights include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Service and Institutional Classes in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	Service Class	Institutional Class
1 Year	$163	$117
3 Years	$543	$537
5 Years	$948	$982
10 Years	$2,080	$2,220

III.  Royce Total Return Fund

Effective as of the date hereof, the annual fund operating expense table and the expense example for Royce Total Return Fund are deleted in their entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Investment Class	Service Class	Institutional Class
Management fees	0.99%	0.99%	0.99%
Distribution (12b-1) fees	0.00%	0.25%	0.00%
Other expenses	0.20%	0.22%	0.06%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%
Total annual Fund operating expenses	1.21%	1.48%	1.07%
Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because the highlights include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.
EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Investment Class	Service Class	Institutional Class
1 Year	$123	$151	$109
3 Years	$384	$468	$340
5 Years	$665	$808	$590
10 Years	$1,466	$1,768	$1,306

June 19, 2017

ISI-FeeTable

The Royce Fund

Supplement to the Consultant, R, and K Class Shares Prospectus Dated May 1, 2017

Royce Dividend Value Fund

Royce Total Return Fund

I.  Royce Dividend Value Fund

Effective as of the date hereof, the annual fund operating expense table and the expense example for Royce Dividend Value Fund are deleted in their entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Consultant Class
Management fees	0.85%
Distribution (12b-1) fees	1.00%
Other expenses	1.32%
Total annual Fund operating expenses	3.17%
Fee waivers and/or expense reimbursements	-1.08%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	2.09%

The information above reflects the Fund’s amended contractual management fee rate as of May 1, 2016. Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Consultant Class’s net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 2.09% through April 30, 2018 and at or below 2.99% through April 30, 2027.

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because the highlights include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be

Consultant Class
1 Year	$212
3 Years	$840
5 Years	$1,493
10 Years	$3,245

II.  Royce Total Return Fund

Effective as of the date hereof, the annual fund operating expense table and the expense example for Royce Total Return Fund are deleted in their entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Consultant Class	R Class	K Class
Management fees	0.99%	0.99%	0.99%
Distribution (12b-1) fees	1.00%	0.50%	0.25%
Other expenses	0.17%	0.29%	0.31%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%
Total annual Fund operating expenses	2.18%	1.80%	1.57%
Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because the highlights include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.
EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Consultant Class	R Class	K Class
1 Year	$221	$183	$160
3 Years	$682	$566	$496
5 Years	$1,169	$975	$855
10 Years	$2,513	$2,116	$1,867

June 19, 2017

CRK-FeeTable

The Royce Fund

 Supplement to the W Class Shares Prospectus Dated May 1, 2017

Royce Total Return Fund

Effective as of the date hereof, the annual fund operating expense table and the expense example for Royce Total Return Fund are deleted in their entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.99%
Distribution (12b-1) fees	0.00%
Other expenses	0.21%
Acquired fund fees and expenses	0.02%
Total annual Fund operating expenses	1.22%
Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because the highlights include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

1 Year	$124
3 Years	$387
5 Years	$670
10 Years	$1,477

June 19, 2017

W-FeeTable